Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GABELLI CAPITAL SERIES FUNDS INC
Entity Central Index Key	0000901246
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002849
Shareholder Report [Line Items]
Fund Name	Gabelli Capital Asset Fund
Class Name	Single Share Class
Trading Symbol	Annuity
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gabelli Capital Asset Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Capital Asset Fund - Single Share Class	$137	1.30%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Capital Asset Fund underperformed its broad-based benchmark, the S&P 500 Index and its comparative benchmark, the Russell 3000. The S&P 500’s record performance has primarily been driven by a concentrated group of technology-enabled growth stocks. In 2024, US inflation improved substantially, running around 3%. The Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Top performers during the year were primarily from the Financials, Industrials and Communication Services sectors.  Detractors from performance were driven by holdings in the Consumer Staples and Materials sectors.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Gabelli Capital Asset Fund - Single Share Class	S&P 500 Index	Russell 3000 Index
12/14	10,000	10,000	10,000
12/15	9,119	10,138	10,048
12/16	10,418	11,351	11,328
12/17	12,553	13,828	13,722
12/18	11,161	13,223	13,003
12/19	13,339	17,386	17,036
12/20	14,184	20,586	20,595
12/21	17,089	26,496	25,880
12/22	14,881	21,697	20,908
12/23	16,646	27,402	26,336
12/24	18,527	34,257	32,607

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Gabelli Capital Asset Fund - Single Share Class	11.30%	6.79%	6.36%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 61,446,755
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 469,031
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$61,446,755 Number of Portfolio Holdings120 Portfolio Turnover Rate3% Management Fees$469,031
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	100.1%
U.S. Government Obligations	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.2%
HEICO Corp.	3.6%
Paramount Global	3.6%
Sony Group Corp.	3.5%
ITT Inc.	3.0%
Texas Instruments Inc.	2.9%
United States Cellular Corp.	2.9%
AMETEK Inc.	2.8%
GATX Corp.	2.7%
Diageo plc	2.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has been notified that Guardian, the insurance company through which the Fund shares are offered, will remove the Fund as an investment option in late April 2025 which will result in a partial or full redemption of the Fund's shares. If Guardian and its affiliates complete a full redemption of their shares, then the Fund will liquidate in due course.

Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends